Accounts Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of receivables
	September 30, 2021	December 31, 2020
Credit card payments in process of settlement	$137,489	$158,924
Trade receivables from customers	1,976,848	366,701
Total receivables	2,114,337	525,625
Allowance for doubtful accounts	—	—
Accounts receivable, net	$2,114,337	$525,625

	December 31, 2020	December 31, 2019
Credit card payments in process of settlement	$158,924	$—
Trade receivables from customers	715,410	620,370
Total receivables	874,334	620,370
Allowance for doubtful accounts	(14,614)	(29,001)
Accounts receivable, net	$859,720	$591,369